Equity-Accounted Investees	12 Months Ended
Dec. 31, 2021
Disclosure Of Interests In Other Entities [Abstract]
Equity-Accounted Investees
17.	Equity-accounted investees

As at	December 31, 2021	December 31, 2020
Interest in joint venture (A)	412,858	—
Interest in associate (B)	—	—
	412,858	—

A)	Interest in joint venture

On March 15, 2021, the Company and SAF Group announced they had entered into an agreement to form a 50/50 joint venture through a new corporation, SunStream Bancorp Inc. (“SunStream”). SunStream is a private company, incorporated under the Business Corporations Act (Alberta), which provides growth capital that pursues indirect investment and financial services opportunities in the global cannabis sector, as well as other investment opportunities.

SunStream is structured as a separate vehicle and the Company has a residual interest in the net assets of SunStream. Accordingly, the Company has classified its interest in SunStream as a joint venture, which is accounted for using the equity-method.

The current investment portfolio of SunStream is comprised of secured debt and hybrid debt and derivative instruments with United States based cannabis businesses. These investments are recorded at fair value each reporting period with any changes in fair value recorded through profit or loss. SunStream actively monitors these investments for changes in credit risk, market risks and other risks specific to each investment.

As at December 31, 2021, the Company had contributed $395.6 million out of the total $538.0 million that has been committed. Subsequent to December 31, 2021, the Company contributed $70.3 million to SunStream.

The following table summarizes the carrying amount of the Company’s interest in the joint venture:

Carrying amount
Balance at December 31, 2020	—
Capital contributions	395,569
Share of net earnings	32,913
Share of other comprehensive income	9,878
Distributions	(25,502)
Balance at December 31, 2021	412,858

SunStream is a related party due to it being classified as a joint venture of the Company. Capital contributions to the joint venture and distributions received from the joint venture are classified as related party transactions.

The following table summarizes the financial information of SunStream:

As at	December 31, 2021
Current assets (including cash and cash equivalents: $0.2 million)	789
Non-current assets	407,860
Current liabilities	(1,596)
Non-current liabilities	—
Net assets (liabilities) (100%)	407,053

Year ended December 31, 2021
Revenue	36,203
Profit from operations	32,841
Other comprehensive income	9,878
Total comprehensive income	42,747

B)	Interest in associate

On March 23, 2021, the Company’s equity interest in its subsidiary, Pathway, decreased from 50% to 25%, resulting in a loss of control. The Company decreased its equity interest in connection with amending the licence agreement that provides for use of Pathway’s intellectual property. Pathway is a private company focused on developing cannabis-based pharmaceutical drugs to treat symptoms associated with a wide range of medical conditions.

As a result of the loss of control, the Company has de-recognized the assets and liabilities of Pathway, and the non-controlling interest arising upon the acquisition of Pathway. A loss on loss of control of $1.9 million was recognized during the three months ended March 31, 2021. The fair value of the Company’s remaining investment in Pathway was determined to be nil as the Company had fully impaired the intangible asset, which consisted of intellectual property, during the year ended December 31, 2020 as described below, and there are no other assets that would give rise to a measured fair value amount attributable to the remaining 25% interest.

Adjustment to comparative information

During Q4 2020, and as disclosed in the annual consolidated financial statements of the Company as at and for the year ended December 31, 2020, the Company recognized an impairment of $12.9 million on the intangible assets held within Pathway. During the preparation of the Q1 2021 interim consolidated financial statements, the Company determined that the allocable amount of this impairment was not attributed to the non-controlling interest. The comparative December 31, 2020, consolidated statement of financial position has been recast to attribute 50% of the impairment of intangible assets recorded to the non-controlling interest as the related intangible assets related entirely to Pathway, the Company’s 50% owned subsidiary.

The recast of the consolidated statement of financial position as at December 2020 resulted in a reduction in non-controlling interest of $6.4 million from the previously reported amount of $4.4 million to the recast amount of negative $2.0 million, and a decrease in accumulated deficit of $6.4 million from the previously reported amount of

$564.5 million to the recast amount of $558.1 million and a decrease in loss per share attributable to the Company of $0.03 from the previously reported amount of $1.10 to the recast amount of $1.07.

This recast has no effect on the consolidated 2020 annual net loss or comprehensive loss or on any previously issued interim consolidated financial statements of the Company. The effect of this recast on the Company’s annual results for 2020 is a decrease to the presentation of the net loss attributable to the Company of $6.4 million from the previously reported amount of $206.0 million to the recast amount of $199.6 million, and an increase in the presentation of the net loss attributable to non-controlling interest of $6.4 million from the previously reported amount of $0.3 million to the recast amount of $6.7 million.

Contingent consideration

Contingent consideration was from the acquisition of Pathway in 2019. Contingent consideration valued at $2.3 million represents the granting of up to 280,000 warrants to purchase common shares of the Company at an exercise price of $1.81 per share, subject to the achievement of certain gross revenue milestones derived from Pathway royalty activities.